Income Taxes - Reconciliation of the income tax computed at federal statutory income tax rate to the reported provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Tax benefit at statutory federal rate	$ (5,618)	$ (4,885)
State tax, net of federal tax benefit	(1,694)	(1,500)
Interest expense	477	274
Increase in valuation allowance	7,908	6,993
Permanent items	37	30
General business tax credit	(1,098)	(923)
Other	(5)	16
Provision for income taxes	$ 7	$ 5